Offerings - Offering: 1	Oct. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200.00
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-275203) which was filed on October 27, 2023 and subsequently amended by the post-effective amendment no. 1 filed on March 18, 2024. An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $2,000,000,000 are being offered hereunder as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416 of the Securities Act, the shares of common stock being offered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being offered hereunder as a result of stock splits, stock dividends or similar transactions.